STOCKHOLDERS EQUITY	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
STOCKHOLDERS EQUITY

NOTE 6 – STOCKHOLDERS EQUITY

Issuance of Common Stock: In February 2011, we issued 60,000 shares of common stock for services with an aggregate value of $22,200.

In March 2011, we issued 1.5 million shares of common stock for the exercise of 1.5 million warrants at an exercise price of $.08 per share for a total purchase price of $120,000. Also in March 2011, we issued 625,000 shares of common stock for the exercise of 625,000 warrants at an exercise price of $.08 per share for a total purchase price of $50,000.

In April 2011, we issued 312,500 shares of common stock for the exercise of 312,500 warrants at an exercise price of $.08 per share for a total purchase price of $25,000.

In May 2011, we issued 312,500 shares of common stock for the exercise of 312,500 warrants at an exercise price of $.08 per share for a total purchase price of $25,000. Also in May 2011, we issued 40,000 shares of common stock for services with an aggregate value of $15,600.

In July 2011, we issued 60,000 shares of common stock for services with an aggregate value of $28,400.

In September 2011, we issued 36,000 shares of common stock for services with an aggregate value of $11,880.

All shares issued for non-cash consideration were valued based on the market price of our common stock at the dates of issuance or the date the services were earned.

The following warrants for our common stock were issued and outstanding for the thirty-nine weeks ending September 30, 2011 and September 24, 2010, respectively:

	September 30, 2011	September 24, 2010
Warrants outstanding at beginning of period	14,887,803	10,762,803
Issued	-	4,125,000
Exercised	(2,750,000)	-
Warrants outstanding at end of period	12,137,803	14,887,803

A detail of warrants outstanding September 30, 2011 is as follows:

	Number	Expiration Date
Exercisable at $1.25 per share	6,312,803	6/20/2013
Exercisable at $1.50 per share	250,000	4/14/2012
Exercisable at $0.08 per share	4,200,000	4/1/2014
Exercisable at between $0.16 and $1.00 per share	1,375,000	4/15/12 to 4/15/15
	12,137,803

The fair values of outstanding warrants defined as a derivative instrument per accounting standards generally accepted in the Unites States (GAAP) are estimated each period using the Black-Scholes pricing model. The change in fair value is presented as a line item in our Statement of Operations and amounted to approximately $86,000 for the thirty-nine weeks ending September 30, 2011.